Others, Net	12 Months Ended
Dec. 31, 2025
Others, Net [Abstract]
Others, Net

14. Others, Net

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Government grants	32,786	12,036	6,506
Fair value changes of short-term investments	1,049	1,250	1,639
Impairment of long-term investments	(43,740)	—	(25,730)
Loss from long-term investments	(3,130)	(11,170)	(19,391)
Foreign exchange gains/(losses)	3,108	(2,445)	(9,227)
Donation	(914)	(409)	(1,602)
Loss from lease termination	(551)	(1,785)	(661)
Others	(186)	4,108	1,332
Total	(11,578)	1,585	(47,134)

Government grants mainly refers to the input VAT super-credit. Pursuant to the China’s VAT reform, from January 1, 2023 to December 31, 2023, general tax payers engaged in providing production and daily life services, are allowed to claim an additional 5% or 10% super-credit on their input VAT.

The Group recognized impairment losses on long-term investments of RMB43,740, nil and RMB25,730 for the years ended December 31, 2023, 2024 and 2025, respectively, due to unsatisfied financial performance of certain investees, which engaged in education or technical support services, with no obvious upturn or potential financial solutions in the foreseeable future.